Condensed Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 12,416	$ 74,236,910	$ (64,838,389)	$ 9,410,937
Beginning balance, shares at Dec. 31, 2021	12,416,408
Exercise of Restricted Stock Units	$ 98	(98)
Exercise of Restricted Stock Units, shares	98,355
Share-based compensation		385,908		385,908
Reclassification of share-based compensation liability		(128,534)		(128,534)
Net loss			(1,753,258)	(1,753,258)
Ending balance, value at Mar. 31, 2022	$ 12,514	74,494,186	(66,591,647)	7,915,053
Ending balance, shares at Mar. 31, 2022	12,514,763
Beginning balance, value at Dec. 31, 2021	$ 12,416	74,236,910	(64,838,389)	9,410,937
Beginning balance, shares at Dec. 31, 2021	12,416,408
Net loss				(5,133,959)
Ending balance, value at Sep. 30, 2022	$ 12,514	74,727,187	(69,972,348)	4,767,353
Ending balance, shares at Sep. 30, 2022	12,514,763
Beginning balance, value at Mar. 31, 2022	$ 12,514	74,494,186	(66,591,647)	7,915,053
Beginning balance, shares at Mar. 31, 2022	12,514,763
Share-based compensation		285,921		285,921
Reclassification of share-based compensation liability		(7,262)		(7,262)
Net loss			(2,050,385)	(2,050,385)
Ending balance, value at Jun. 30, 2022	$ 12,514	74,772,845	(68,642,032)	6,143,327
Ending balance, shares at Jun. 30, 2022	12,514,763
Share-based compensation		26,657		26,657
Revaluation of share-based compensation liability		(72,315)		(72,315)
Net loss			(1,330,314)	(1,330,314)
Ending balance, value at Sep. 30, 2022	$ 12,514	74,727,187	(69,972,348)	4,767,353
Ending balance, shares at Sep. 30, 2022	12,514,763
Beginning balance, value at Dec. 31, 2022	$ 12,654	75,573,262	(71,735,834)	3,850,083
Beginning balance, shares at Dec. 31, 2022	12,654,949
Exercise of Restricted Stock Units	$ 196	42,601		42,797
Exercise of Restricted Stock Units, shares	195,760
Share-based compensation		357,680		357,680
Net loss			(2,155,312)	(2,155,312)
Ending balance, value at Mar. 31, 2023	$ 12,850	75,973,543	(73,891,146)	2,095,247
Ending balance, shares at Mar. 31, 2023	12,850,709
Beginning balance, value at Dec. 31, 2022	$ 12,654	75,573,262	(71,735,834)	3,850,083
Beginning balance, shares at Dec. 31, 2022	12,654,949
Net loss				(6,594,656)
Ending balance, value at Sep. 30, 2023	$ 19,947	80,725,555	(78,330,490)	2,415,012
Ending balance, shares at Sep. 30, 2023	19,947,223
Beginning balance, value at Mar. 31, 2023	$ 12,850	75,973,543	(73,891,146)	2,095,247
Beginning balance, shares at Mar. 31, 2023	12,850,709
Issuance of common shares, net of costs	$ 7,097	3,956,787		3,963,884
Issuance of common shares, net of costs, shares	7,096,514
Exercise of Restricted Stock Units		(42,797)		(42,797)
Issuance of warrants		383,004		383,004
Share-based compensation		224,856		224,856
Revaluation of share-based compensation liability		30,445		30,445
Net loss			(2,322,862)	(2,322,862)
Ending balance, value at Jun. 30, 2023	$ 19,947	80,525,838	(76,214,008)	4,331,777
Ending balance, shares at Jun. 30, 2023	19,947,223
Share-based compensation		217,141		217,141
Revaluation of share-based compensation liability		(17,424)		(17,424)
Net loss			(2,116,482)	(2,116,482)
Ending balance, value at Sep. 30, 2023	$ 19,947	$ 80,725,555	$ (78,330,490)	$ 2,415,012
Ending balance, shares at Sep. 30, 2023	19,947,223